7. MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Marketable Securities [Line Items]
Financial assets	R$ 4,545.6	R$ 4,672.0
Current	507.0	228.4
Non-current	290.6	568.8
Credit Linked Notes [Member]
Marketable Securities [Line Items]
Financial assets	16.4	15.5
Stocks [Member]
Marketable Securities [Line Items]
Financial assets	139.5	328.8
Bank deposit certificates [Member]
Marketable Securities [Line Items]
Financial assets	3,720.7	3,527.8
Financial Treasury Bills [Member]
Marketable Securities [Line Items]
Financial assets	295.7	166.3
Investment funds [Member]
Marketable Securities [Line Items]
Financial assets	3.7	35.0
Available For Sale [Member]
Marketable Securities [Line Items]
Financial assets	R$ 155.8	344.2
Available For Sale [Member] | Credit Linked Notes [Member]
Marketable Securities [Line Items]
WATM	1 year 29 days
Currency	US$
Average interest rate (p.a.)	3.85%
Held For Trading [Member]
Marketable Securities [Line Items]
Financial assets	R$ 310.4	196.0
Held For Trading [Member] | Bank deposit certificates [Member]
Marketable Securities [Line Items]
WATM	4 years 11 months 16 days
Currency	R$
Financial assets	R$ 14.7
Held For Trading [Member] | Financial Treasury Bills [Member]
Marketable Securities [Line Items]
WATM	5 years 3 months 22 days
Currency	R$
Average interest rate (p.a.)	6.40%
Financial assets	R$ 295.7	166.3
Held For Trading [Member] | Investment funds [Member]
Marketable Securities [Line Items]
Currency	ARS
Financial assets		29.7
Held To Maturity [Member] | Sovereign Bonds & Others [Member]
Marketable Securities [Line Items]
WATM	3 years 4 months 10 days
Currency	AOA and R$
Financial assets	R$ 331.4	R$ 257.0
Held To Maturity [Member] | Sovereign Bonds & Others [Member] | Bottom of range [Member]
Marketable Securities [Line Items]
Average interest rate (p.a.)	3.82%
Held To Maturity [Member] | Sovereign Bonds & Others [Member] | Top of range [Member]
Marketable Securities [Line Items]
Average interest rate (p.a.)	6.40%